Consolidated Balance Sheets - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,395	605
Accounts and other receivables	172	90
Accounts receivable—affiliate	18	99
Advances to affiliate	57	38
Inventory	77	97
Other current assets	35	29
Total current assets	1,754	958
Non-current restricted cash	48	0
Property, plant and equipment, net	15,097	14,158
Debt issuance costs, net	42	121
Non-current derivative assets	37	83
Other non-current assets, net	213	222
Total assets	17,191	15,542
Current liabilities
Accounts payable	24	27
Accrued liabilities	419	418
Current debt	0	224
Due to affiliates	55	99
Deferred revenue	134	73
Deferred revenue—affiliate	1	1
Derivative liabilities	4	14
Total current liabilities	637	856
Long-term debt, net	16,040	14,209
Non-current deferred revenue	2	5
Non-current derivative liabilities	2	2
Other non-current liabilities—affiliate	25	27
Partners’ equity
Common unitholders’ interest (348.6 million units and 57.1 million units issued and outstanding at September 30, 2017 and December 31, 2016, respectively)	1,559	130
Class B unitholders’ interest (zero and 145.3 million units issued and outstanding at September 30, 2017 and December 31, 2016, respectively)	0	62
Subordinated unitholders’ interest (135.4 million units issued and outstanding at September 30, 2017 and December 31, 2016)	(1,086)	240
General partner’s interest (2% interest with 9.9 million units and 6.9 million units issued and outstanding at September 30, 2017 and December 31, 2016, respectively)	12	11
Total partners’ equity	485	443
Total liabilities and partners’ equity	$ 17,191	$ 15,542